Shareholder Report, Line Graph (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Apr. 26, 2023
C000241955 [Member]
Account Value [Line Items]
Account Value	$ 11,657	$ 10,955	$ 11,551	$ 10,406	$ 10,577	$ 9,956	$ 9,390	$ 9,660	$ 10,000
Solactive GBS United States 1000 Index ($14,036) [Member]
Account Value [Line Items]
Account Value	14,036	14,731	14,357	13,545	13,087	11,874	10,619	10,974	10,000
Solactive US Large Cap Minimum Downside Volatility Index ($12,800) [Member]
Account Value [Line Items]
Account Value	$ 12,800	$ 12,024	$ 12,221	$ 11,241	$ 11,261	$ 10,388	$ 9,710	$ 9,991	$ 10,000